UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03721

Dreyfus Intermediate Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	11/30/18

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Intermediate Municipal Bond Fund, Inc.

SEMIANNUAL REPORT November 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Intermediate Municipal Bond Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Intermediate Municipal Bond Fund, Inc., covering the six-month period from June 1, 2018 through November 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Global growth trends diverged during the reporting period and markets experienced the return of volatility. While the U.S. economy continued to grow at above-trend rates and Japan rebounded briefly from a weak first quarter, the Eurozone economy began to moderate. Robust growth and strong corporate earnings continued to support U.S. stocks through much of the reporting period while stocks slipped in other developed markets. In emerging countries, markets remained under pressure as the currency crises in Turkey and Argentina led to concerns about contagion effects, adding to investors’ uneasiness.

Late in the reporting period, stocks generally sold off, in part because investors continued to be concerned about trade tensions and global growth. The sell-off partially offset U.S. gains while losses deepened in international markets. In addition, certain U.S. technology stocks, which had been enjoying a strong run, reported disappointing financial results.

Fixed income markets continued to struggle as U.S. interest rates rose; the yield on the benchmark 10-year Treasury bond breached 3.2% despite only moderate inflation. Growing investor concerns about global growth brought yields down toward the end of the reporting period.

We expect U.S. economic and earnings growth to persist over the near term, however we will continue to monitor economic data for any signs of a change in the outlook. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
December 17, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from June 1, 2018 through November 30, 2018, as provided by Thomas Casey and Daniel Rabasco, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended November 30, 2018, Dreyfus Intermediate Municipal Bond Fund produced a total return of 0.15%.1 In comparison, the Bloomberg Barclays Municipal Bond: 7-Year Index (6-8) (the “Index”), the fund’s benchmark, provided a total return of 0.93% for the same period.2

During the reporting period, municipal bonds encountered volatility stemming from rising interest rates and shifting supply-and-demand dynamics in the municipal securities market. The fund lagged the Index, in part due to sector and yield-curve positioning.

The Fund’s Investment Approach

The fund seeks the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowing for investment purposes, in municipal bonds that provide income exempt from federal income tax.

The fund invests at least 80% of its assets in municipal bonds rated A or higher, or the unrated equivalent as determined by The Dreyfus Corporation (“Dreyfus”). The fund may invest up to 20% of its assets in municipal bonds rated below A, including bonds rated below investment grade (“high-yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted, average maturity of the fund’s portfolio generally is between 3 and 10 years.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.

Supply-and-Demand Dynamics and Interest-Rate Volatility Drove Municipal Bonds

Market weakness abated early in the reporting period as municipal bonds rebounded, supported by strong seasonal reinvestment demand and very manageable new issue supply levels. Demand from individuals was strong as personal income tax rates remained relatively high, making tax-exempt bonds a relatively attractive shelter from taxes. Also, newly imposed tax-reform restrictions on state and local tax deductions provided a catalyst for individual demand for tax-exempt bonds. Conversely, tax cuts to corporations have softened institutional demand for municipal bonds, particularly from banks and property and casualty insurance companies, as these companies perceive less of a need to seek out tax-advantaged investments in the wake of lower tax rates. Strong credit fundamental quality reflecting the positive impact of a growing economy on tax revenues also appealed to investors.

Inflationary pressures grew during the period. In late August, rates rose across the curve and volatility reentered the picture, creating a headwind for many areas of the fixed income market, particularly higher duration securities. In September, technical factors offered less support for the municipal bond market as coupon and maturity reinvestment trended lower in keeping with typical seasonal patterns. Fundamentally, growing investor concern over tightening employment markets and increasing inflation weighed on the market. The U.S. Federal Reserve (the “Fed”)

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

raised rates twice during the reporting period. In October, the yield curve shifted upward on the back of continued economic strength, and volatility continued to increase as midterm elections and trade concerns caused uncertainty within the markets. During November, volatility in equities and riskier fixed income assets produced an investor flight to quality to municipal bonds which benefited their valuations.

Sector and Yield-Curve Positioning Dampened Fund Results

Toward the end of the reporting period, the fund’s performance relative to the Index was hurt by an emphasis on tobacco securitization bonds. Tobacco bond valuations weakened due to proposed FDA regulatory changes banning menthol cigarettes. In addition, continued emphasis on essential service revenue bonds, in particular water and sewer and education, hurt returns. These bonds did not perform as well as higher-yielding sectors. Duration positioning slightly longer than the benchmark also detracted, as did yield-curve positioning. An overweight to 12- through 15-year maturity bonds, which were highly affected by increases in interest rates, weighed on results. An underweight to better-performing Illinois general obligation bonds also detracted from results.

Conversely, the fund’s emphasis on lower-rated debt, in particular, A rated bonds, was additive. In addition, exposure to hospital and health care bonds also benefited results.

Investment Posture Heading into 2019

We expect interest rates to continue to rise next year. As we approach the conclusion of 2018, we expect the supply-and-demand dynamics to somewhat support the price of municipal bonds due to the investment of semiannual coupon payments. Higher interest rates could also foster more retail demand. Furthermore, municipal bonds are relatively attractive compared to Treasuries on a yield-ratio basis, which should also provide price support going forward. These demand factors should mitigate the effects of declining institutional demand from banks and property and casualty companies. Municipal issuer credit fundamentals are solid and should continue to benefit from continued economic growth.

Given this environment, we will maintain the fund’s average duration close to the benchmark and seek opportunities in attractive segments of the yield curve. We will continue to emphasize revenue bonds that provide attractive incremental yield with the potential of either price appreciation or spread tightening. We will also capitalize on any periods of volatility and spread tightening to strategically add to our A and BBB rated bonds possessing strong fundamental credit characteristics.

December 17, 2018

1 Total return includes reinvestment of dividends. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2  Source: Lipper Inc. — The Bloomberg Barclays Municipal Bond: 7-Year Index (6-8) covers the U.S. dollar-denominated, 6-8 year, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High-yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Municipal Bond Fund, Inc. from June 1, 2018 to November 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2018

Expenses paid per $1,000†	$3.76
Ending value (after expenses)	$1,001.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2018

Expenses paid per $1,000†	$3.80
Ending value (after expenses)	$1,021.31

† Expenses are equal to the fund’s annualized expense ratio of .75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5%
Alabama - 1.8%
Alabama Public School and College Authority, Capital Improvement Revenue Bonds	5.00	1/1/2026	1,500,000		1,708,230
Birmingham Water Works Board, Water Revenue Bonds	5.00	1/1/2031	3,260,000		3,742,056
Birmingham-Jefferson Civic Center Authority, Special Tax Revenue Bonds	5.00	7/1/2038	2,975,000		3,246,737
Lower Alabama Gas District, Gas Project Revenue Bonds	5.00	9/1/2031	2,000,000		2,274,000
				10,971,023
Alaska - .7%
Alaska Industrial Development and Export Authority, Revolving Fund Revenue Bonds	5.25	4/1/2024	3,780,000		3,933,166
Arizona - .9%
Phoenix Civic Improvement Corporation, Junior Lien Wastewater System Revenue Bonds	5.00	7/1/2028	5,000,000		5,651,800
Arkansas - .6%
Fort Smith City, Water & Sewer Utility Revenue Bonds	5.00	10/1/2035	1,500,000		1,701,195
University of Arkansas Board of Trustees, Various Facility Revenue Bonds (Fayetteville Campus)	5.00	11/1/2036	1,585,000		1,756,291
				3,457,486
California - 4.2%
California, GO	5.00	8/1/2028	1,150,000		1,344,419
California, GO (Various Purpose)	5.00	8/1/2030	2,500,000		2,899,250
California State Public Works Board, LR (Various Capital Projects)	5.00	12/1/2026	4,355,000		4,991,875
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center)	5.00	12/1/2031	1,000,000	[a]	1,060,370
Clovis Unified School District, GO (Insured; National Public Finance Guarantee Corp.)	0.00	8/1/2022	6,000,000	[b]	5,522,460

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
California - 4.2% (continued)
Golden State Tobacco Securitization Corp, Tobacco Settlement Revenue Bonds	3.50	6/1/2036	3,000,000	2,943,720
Orange County Transportation Authority, Senior Lien Toll Road Revenue Bonds (91 Express Lanes)	5.00	8/15/2028	1,500,000	1,680,060
Sacramento City Unified School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	7/1/2023	5,065,000	[b] 4,514,688
Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds (San Diego County Tobacco Asset Securitization Corporation)	4.75	6/1/2025	505,000	503,934
University of California Regents, General Revenue Bonds	5.25	5/15/2023	125,000	125,330
				25,586,106
Colorado - 4.1%
City and County of Denver, Airport System Subordinate Revenue Bonds	5.50	11/15/2026	15,640,000	17,703,385
Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives)	6.00	10/1/2023	5,355,000	5,372,243
University of Colorado, Enterprise Revenue Bonds, Refunding	5.00	6/1/2030	1,750,000	2,074,030
				25,149,658
Connecticut - 2.6%
Connecticut, GO	5.00	10/15/2025	5,500,000	5,986,035
Connecticut, Special Tax Obligation Revenue Bonds (Transportation Infrastructure Purposes)	5.00	9/1/2032	5,500,000	5,962,440
Connecticut, Special Tax Obligation Revenue Bonds (Transportation Infrastructure Purposes)	5.00	8/1/2026	2,500,000	2,815,800
Connecticut State Health & Educational Facilities Authority, Revenue Bonds (Covenant Home Inc.) Ser. B	5.00	12/1/2032	1,000,000	1,104,150
				15,868,425

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
District of Columbia - 2.3%
District of Columbia Water and Sewer Authority, Public Utility Subordinate Lien Revenue Bonds	5.00	10/1/2027	5,980,000	6,560,897
Metropolitan Washington Airports Authority, Airport System Revenue Bonds	5.00	10/1/2033	2,500,000	2,848,675
Metropolitan Washington Airports Authority, Airport System Revenue Bonds	5.00	10/1/2035	1,000,000	1,108,100
Metropolitan Washington Airports Authority, Airport System Revenue Bonds	5.00	10/1/2025	3,000,000	3,297,480
				13,815,152
Florida - 6.8%
Broward County, Airport System Revenue Bonds	5.00	10/1/2036	2,000,000	2,211,700
Broward County, Airport System Revenue Bonds	5.00	10/1/2022	3,605,000	3,937,741
Broward County, Port Facilities Revenue Bonds	5.00	9/1/2021	3,340,000	3,567,988
Citizens Property Insurance Corporation, Coastal Account Senior Secured Revenue Bonds	5.00	6/1/2025	12,000,000	13,647,120
Florida Municipal Power Agency, All-Requirements Power Supply Project Revenue Bonds	5.00	10/1/2024	1,480,000	1,690,293
Florida Municipal Power Agency, All-Requirements Power Supply Project Revenue Bonds	5.00	10/1/2030	1,250,000	1,415,563
Hillsborough County, Solid Waste and Resource Recovery Revenue Bonds	5.00	9/1/2026	1,260,000	1,445,472
Lee County, Transportation Facilities Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2024	2,500,000	2,840,650
Miami Beach Redevelopment Agency, Tax Increment Revenue Bonds (City Center/Historic Convention Village)	5.00	2/1/2034	2,000,000	2,222,560
Miami-Dade County, Seaport Revenue Bonds	5.75	10/1/2028	1,500,000	1,691,235
Miami-Dade County, Subordinate Special Obligation Revenue Bonds	5.00	10/1/2026	1,000,000	1,091,150

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Florida - 6.8% (continued)
Orange County, Tourist Development Tax Revenue Bonds	5.00	10/1/2032	3,275,000	3,719,974
South Miami Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida)	5.00	8/15/2031	1,750,000	1,992,603
				41,474,049
Georgia - 2.9%
Atlanta, Water and Wastewater Revenue Bonds	5.00	11/1/2031	2,000,000	2,260,180
Atlanta Development Authority, Senior Lien Revenue Bonds (New Downtown Atlanta Stadium Project)	5.00	7/1/2027	1,000,000	1,141,570
DeKalb County, Water and Sewerage Revenue Bonds	5.25	10/1/2025	4,000,000	4,732,920
Fulton County Development Authority, Hospital Revenue Bonds (Wellstar Health Systems)	5.00	4/1/2036	1,350,000	1,481,112
Main Street Natural Gas Incorporated, Gas Supply Revenue Bonds, 1 Month LIBOR + .75%	2.29	9/1/2023	2,500,000	[c] 2,486,250
Main Street Natural Gas, Inc., Gas Project Revenue Bonds (Guaranty Agreement; Merrill Lynch and Co., Inc.)	5.50	9/15/2028	2,530,000	2,983,680
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	5.00	1/1/2028	2,500,000	2,763,325
				17,849,037
Hawaii - .6%
Hawaii Airports System, Revenue Bonds, Ser. 2018 A	5.00	7/1/2031	1,615,000	1,839,097
Hawaii Airports System, Revenue Bonds, Ser. 2018 A	5.00	7/1/2030	1,500,000	1,716,645
				3,555,742
Illinois - 12.9%
Chicago, Customer Facility Charge Senior Lien Revenue Bonds (Chicago O'Hare International Airport)	5.50	1/1/2026	3,300,000	3,692,997
Chicago, General Airport Senior Lien Revenue Bonds (Chicago O'Hare International Airport)	5.00	1/1/2023	3,530,000	3,850,736

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Illinois - 12.9% (continued)
Chicago, General Airport Senior Lien Revenue Bonds (Chicago O'Hare International Airport)	5.00	1/1/2035	3,000,000		3,288,270
Chicago, General Airport Senior Lien Revenue Bonds (Chicago O'Hare International Airport)	5.00	1/1/2029	4,000,000		4,373,120
Chicago, Second Lien Water Revenue Bonds	5.00	11/1/2025	1,200,000		1,349,088
Chicago, Second Lien Water Revenue Bonds	5.00	11/1/2027	2,000,000		2,249,400
Chicago Board of Education, GO, Refunding, Ser. C	5.00	12/1/2030	2,500,000		2,744,750
Chicago Park District, Limited Tax GO	5.00	1/1/2030	2,060,000		2,209,412
Chicago Park District, Limited Tax GO	5.00	1/1/2028	1,000,000		1,078,820
Cook County, GO	5.25	11/15/2033	3,500,000		3,638,390
Greater Chicago Metropolitan Water Reclamation District, GO	5.00	12/1/2031	3,275,000		3,673,698
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network)	5.00	6/1/2028	9,005,000		9,887,220
Illinois Finance Authority, Revenue Bonds (OFS Healthcare System)	5.00	11/15/2028	1,205,000		1,353,528
Illinois Finance Authority, Revenue Bonds (Rush University Medical Center Obligated Group)	5.00	11/15/2033	2,140,000		2,353,444
Illinois Toll Highway Authority, Toll Highway Senior Revenue Bonds	5.00	1/1/2025	5,000,000		5,155,200
Metropolitan Pier and Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	5.00	12/15/2028	5,000,000		5,179,700
Metropolitan Pier and Exposition Authority, Tax Revenue Bonds, Refunding (McCormick Place Expansion Project) (Insured; National Public Finance Guarantee Corp.)	5.55	6/15/2021	1,000,000	[d]	1,007,080
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2028	2,470,000		2,774,576

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Illinois - 12.9% (continued)
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue Bonds	5.25	6/1/2021	3,300,000	3,519,549
State of Illinois, Revenue Bonds, Ser. A	5.00	6/15/2030	2,600,000	2,856,204
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue Bonds (University of Illinois)	5.00	4/1/2026	7,595,000	8,260,626
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue Bonds (University of Illinois)	5.00	4/1/2032	3,655,000	3,967,210
				78,463,018
Indiana - 2.4%
Indiana Finance Authority, Educational Facilities Revenue Bonds (Butler University Project)	5.00	2/1/2030	1,400,000	1,496,264
Indiana Finance Authority, First Lien Wastewater Utility Revenue Bonds (CWA Authority Project)	5.25	10/1/2023	2,500,000	2,712,125
Indiana Municipal Power Agency, Power Supply System Revenue Bonds	5.00	1/1/2036	3,000,000	3,344,550
Richmond Hospital Authority, Revenue Bonds (Reid Hospital Project)	5.00	1/1/2028	2,440,000	2,691,247
Whiting Environmental Facilities, Revenue Bonds (BP Products North America Inc. Project)	5.00	11/1/2024	4,000,000	4,506,200
				14,750,386
Iowa - .4%
Iowa Finance Authority, Health Facilities Revenue Bonds (UnityPoint Health)	5.00	8/15/2032	2,280,000	2,529,751
Kentucky - 2.6%
Kentucky Public Energy Authority, Gas Supply Revenue Bonds	4.00	4/1/2024	6,000,000	6,284,700
Kentucky Public Energy Authority, Revenue Bonds	4.00	1/1/2025	7,000,000	7,333,900
Pikeville, Hospital Improvement Revenue Bonds (Pikeville Medical Center, Inc. Project)	6.25	3/1/2023	2,195,000	[e] 2,357,825
				15,976,425

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Maryland - 1.1%
Maryland Economic Development Corporation, Private Activity Revenue Bonds (Purple Line Light Rail Project) (Green Bonds)	5.00	3/31/2024	1,000,000	1,058,530
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds (Peninsula Regional Medical Center Issue)	5.00	7/1/2031	1,740,000	1,911,042
Maryland Stadium Authority, Revenue Bonds (Construction & Revitalization Program)	5.00	5/1/2037	3,090,000	3,501,124
				6,470,696
Massachusetts - 3.6%
Massachusetts, Federal Highway GAN (Accelerated Bridge Program)	5.00	6/15/2026	2,500,000	2,895,625
Massachusetts Development Finance Agency, Revenue Bonds (Partners HealthCare System Issue)	5.00	7/1/2034	2,630,000	2,943,838
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Tufts Medical Center Issue)	5.50	1/1/2022	1,200,000	1,277,436
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds (Issue K)	5.00	7/1/2022	6,645,000	7,141,315
Massachusetts Port Authority, Revenue Bonds, Refunding	5.00	7/1/2023	2,000,000	2,224,920
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Bonds	5.00	8/15/2024	5,000,000	5,503,700
				21,986,834
Michigan - 4.9%
Great Lakes Water Authority, Water Supply System Second Lien Revenue Bonds	5.00	7/1/2036	5,000,000	5,492,350
Michigan Finance Authority, Hospital Revenue Bonds, Refunding (Trinity Health Credit Group)	5.00	12/1/2034	2,000,000	2,255,560
Michigan Finance Authority, HR (Beaumont Health Credit Group)	5.00	8/1/2025	3,180,000	3,586,277
Michigan Finance Authority, HR (Oakwood Obligated Group)	5.00	8/15/2030	3,870,000	4,229,368

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Michigan - 4.9% (continued)
Michigan Finance Authority, Local Government Loan Program Revenue Bonds (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Bonds Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2030	1,000,000	1,106,620
Michigan Finance Authority, Local Government Loan Program Revenue Bonds (Detroit Water and Sewerage Department, Water Supply System Revenue Bonds Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2023	5,000,000	5,571,450
Michigan State Hospital Finance Authority, Revenue Bonds (Ascension Health Senior Credit Group)	4.00	6/1/2023	2,500,000	2,664,525
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2031	4,395,000	4,868,737
				29,774,887
Minnesota - .2%
Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds	5.00	1/1/2024	1,000,000	1,129,230
Missouri - 3.4%
Health & Educational Facilities Authority, Revenue Bonds, Refunding (Mercy Health) Ser. A	5.00	6/1/2025	3,500,000	3,994,515
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Branson Landing Project)	5.00	6/1/2030	2,425,000	2,646,136
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Branson Landing Project)	5.00	6/1/2028	1,495,000	1,638,610
Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds (CoxHealth)	5.00	11/15/2035	3,705,000	4,045,156
Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds (Saint Luke's Health System, Inc.)	5.00	11/15/2028	1,300,000	1,474,239

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Missouri - 3.4% (continued)
Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds (Saint Luke's Health System, Inc.)	5.00	11/15/2026	1,000,000	1,148,310
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds (Iatan 2 Project)	5.00	1/1/2032	1,550,000	1,702,706
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds (Prairie State Project)	5.00	12/1/2030	3,270,000	3,667,697
				20,317,369
Nebraska - 1.5%
Public Power Generation Agency, Revenue Bonds (Whelan Energy Center Unit 2)	5.00	1/1/2029	4,750,000	5,295,442
Public Power Generation Agency of Nebraska, Revenue Bonds (Whelan Energy Center Unit 2)	5.00	1/1/2038	1,000,000	1,099,510
Public Power Generation Agency of Nebraska, Revenue Bonds (Whelan Energy Center Unit 2)	5.00	1/1/2030	2,250,000	2,499,120
				8,894,072
Nevada - .5%
Las Vegas Valley Water District, Limited Tax GO (Additionally Secured by Southern Nevada Water Authority Pledged Revenue Bonds)	5.00	6/1/2025	2,100,000	2,291,100
Reno, Sales Tax Revenue Bonds, First Lien (Reno Transportation Rail Access Project)	5.00	6/1/2035	500,000	566,510
				2,857,610
New Jersey - 5.5%
New Jersey Economic Development Authority, Revenue Bonds	5.25	6/15/2027	2,500,000	2,758,875
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds	5.00	3/1/2028	2,250,000	2,389,185
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds	5.25	6/15/2029	1,400,000	1,528,086

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New Jersey - 5.5% (continued)
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds	5.25	6/15/2031	4,000,000	4,324,000
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds	5.00	12/1/2024	2,400,000	2,667,336
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	2,330,000	2,562,744
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,175,000	2,350,718
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	2,000,000	2,209,880
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	3,150,000	3,396,739
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Refunding	5.00	1/1/2031	1,250,000	1,444,688
Rutgers The State University, GO	5.00	5/1/2029	6,840,000	7,559,158
				33,191,409
New York - 7.3%
Metropolitan Transportation Authority, Transportation Revenue Bonds	5.00	11/15/2030	3,500,000	3,946,810
New York City, GO	5.00	3/1/2025	3,300,000	3,732,267
New York City, GO	5.00	12/1/2031	3,750,000	4,305,262
New York City Industrial Development Agency, Senior Airport Facilities Revenue Bonds (Transportation Infrastructure Properties, LLC Obligated Group)	5.00	7/1/2020	3,035,000	3,154,275
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds	5.00	5/1/2028	4,400,000	4,848,624
New York Liberty Development Corporation, Revenue Bonds (Goldman Sachs Headquarters Issue)	5.25	10/1/2035	2,000,000	2,410,820
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (General Purpose)	5.00	3/15/2032	3,000,000	3,342,030

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 7.3% (continued)
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (General Purpose)	5.00	2/15/2025	3,925,000		4,457,701
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (General Purpose)	5.25	2/15/2019	10,000	[e]	10,071
New York Transportation Development Corporation, Special Facility Revenue Bonds (American Airlines, Inc. John F. Kennedy International Airport Project)	5.00	8/1/2026	1,000,000		1,041,850
New York Transportation Development Corporation, Special Facility Revenue Bonds (Delta Air Lines-Laguardia Airport Terminals)	5.00	1/1/2023	3,580,000		3,874,061
New York Transportation Development Corporation, Special Facility Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.00	7/1/2034	1,000,000		1,067,000
Suffolk Tobacco Asset Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	5.38	6/1/2028	735,000		716,147
Triborough Bridge and Tunnel Authority, General Revenue Bonds (MTA Bridges and Tunnels), 1 Month LIBOR + .35%	1.89	12/3/2019	4,000,000	[c]	4,000,680
TSASC Inc., Revenue Bonds, Refunding, Ser. 2017 A	5.00	6/1/2032	3,000,000		3,268,290
				44,175,888
North Carolina - .7%
North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Vidant Health)	5.00	6/1/2032	2,500,000		2,765,550
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2028	1,500,000		1,721,805
				4,487,355
Ohio - .8%
Montgomery County, Revenue Bonds (Miami Valley Hospital)	5.75	11/15/2022	2,970,000		3,144,428

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Ohio - .8% (continued)
Ohio Hospital Facilities, Revenue Bonds, Refunding (Cleveland Clinic Health Systems)	5.00	1/1/2031	1,250,000	1,457,638
				4,602,066
Oregon - .6%
Oregon Facilities Authority, Revenue Bonds (Legacy Health Project)	5.00	6/1/2035	2,500,000	2,773,550
Port of Portland, Revenue Bonds (Portland International Airport)	5.00	7/1/2035	1,000,000	1,116,350
				3,889,900
Pennsylvania - 5.9%
Commonwealth Financing Authority of Pennsylvania, Revenue Bonds	5.00	6/1/2031	2,500,000	2,802,775
Delaware Valley Regional Finance Authority, Revenue Bonds (Insured; CNTY Gtd.) Ser. 2018 B, MUNIPSA + .42%	2.11	9/1/2022	6,500,000	[c] 6,501,755
Montgomery County Higher Education and Health Authority, Revenue Bonds, Refunding, (Thomas Jefferson University) Ser. A	5.00	9/1/2032	1,000,000	1,133,400
Pennsylvania Higher Educational Facilities Authority, Health System Revenue Bonds (University of Pennsylvania Health System)	5.00	8/15/2025	1,700,000	1,964,826
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds	5.00	12/1/2030	1,595,000	1,781,743
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2031	2,400,000	2,697,312
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2029	3,405,000	3,860,691
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds	5.00	12/1/2031	1,650,000	1,832,556
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds	5.00	6/1/2028	3,250,000	3,609,515
Philadelphia Airport, Revenue Bonds, Refunding	5.00	7/1/2031	1,000,000	1,119,870
Philadelphia School District, GO	5.00	9/1/2021	3,555,000	3,702,319
School District of Philadelphia, GO	5.00	9/1/2032	2,000,000	2,238,720

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Pennsylvania - 5.9% (continued)
School District of Philadelphia, GO	5.00	9/1/2030	2,490,000	2,766,216
School District of Philadelphia, GO	5.00	9/1/2026	10,000	[e] 11,773
				36,023,471
South Carolina - .8%
South Carolina Ports Authority, Ports Revenue Bonds	5.00	7/1/2031	2,000,000	2,282,440
South Carolina Public Service Authority, Revenue Bonds Obligations (Santee Cooper)	5.00	12/1/2025	2,320,000	2,576,754
				4,859,194
Tennessee - 1.3%
Greeneville Health & Educational Facilities Board, Hospital Revenue Bonds (Ballard Health Obligation Group)	5.00	7/1/2032	2,500,000	2,678,925
Tennessee Energy Acquisition, Gas Revenue Bonds	4.00	11/1/2025	3,500,000	3,650,640
Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds	5.25	9/1/2026	1,505,000	1,731,066
				8,060,631
Texas - 7.1%
Arlington City, Special Tax Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	1,500,000	1,655,865
Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds	5.00	1/1/2032	1,350,000	1,476,279
Cypress-Fairbanks Independent School District, Unlimited Tax School Building Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/2027	5,000,000	5,592,800
Dallas and Fort Worth, Joint Revenue Bonds (Dallas-Fort Worth International Airport)	5.00	11/1/2022	4,000,000	4,362,000
Harris County, Tax Road GO	5.00	10/1/2027	2,500,000	2,879,675
Harris County-Houston Sports Authority, Senior Lien Revenue Bonds	5.00	11/15/2028	2,500,000	2,782,850
Harris County-Houston Sports Authority, Senior Lien Revenue Bonds	5.00	11/15/2029	2,325,000	2,581,331

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Texas - 7.1% (continued)
Houston Independent School District, GO, Refunding	5.00	2/15/2025	3,000,000	3,461,340
Love Field Airport Modernization Corporation, General Airport Revenue Bonds	5.00	11/1/2024	1,000,000	1,123,040
New Hope Cultural Educational Facilities Finance Corp., Hospital Revenue Bonds, Refunding (Children's Health System Project)	5.00	8/15/2029	1,750,000	2,026,168
North Texas Tollway Authority, Second Tier System Revenue Bonds	5.00	1/1/2031	5,000,000	5,553,600
San Antonio, Municipal Drainage Utility System Revenue Bonds	5.00	2/1/2028	5,000,000	5,503,200
Tarrant County Cultural Education Facilities Finance Corporation, HR (Baylor Scott and White Health Project)	5.00	11/15/2031	1,400,000	1,581,076
Texas Transportation Commission, Central Texas Turnpike System Second Tier Revenue Bonds	5.00	8/15/2031	2,500,000	2,702,775
				43,281,999
U.S. Related - .8%
Puerto Rico Highway & Transportation Authority, Highway Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Series 2007 CC	5.25	7/1/2036	4,400,000	4,839,252
Utah - 1.4%
Salt Lake City, Airport Revenue Bonds, Ser. A	5.00	7/1/2036	5,000,000	5,520,950
Utah Transit Authority, Subordinated Sales Tax Revenue Bonds	5.00	6/15/2035	2,645,000	2,933,146
				8,454,096
Virginia - 1.3%
Richmond, Public Utility Revenue Bonds	5.00	1/15/2031	4,095,000	4,696,146
Virginia Small Business Financing Authority, Revenue Bonds	5.00	7/1/2034	2,900,000	3,026,556
				7,722,702

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Washington - 3.1%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Revenue Bonds (Green Bonds)	5.00	11/1/2031	1,250,000	1,438,725
King County Public Hospital District Number 2, Limited Tax GO (Valley Medical Center)	5.00	12/1/2030	6,930,000	7,766,936
Port of Seattle, Intermediate Lien Revenue Bonds	5.00	3/1/2034	2,000,000	2,213,240
Port of Seattle, Intermediate Lien Revenue Bonds	5.00	8/1/2028	2,485,000	2,712,179
Washington, Motor Vehicle Fuel Tax GO	5.00	7/1/2023	3,030,000	3,400,084
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2033	1,330,000	1,513,208
				19,044,372
Wisconsin - 1.9%
Public Finance Authority of Wisconsin, Lease Development Revenue Bonds (KU Campus Development Corporation - Central District Development Project)	5.00	3/1/2036	4,500,000	4,948,560
Wisconsin Health and Educational Facilities Authority, Health Facilities Revenue Bonds (UnityPoint Health)	5.00	12/1/2028	1,890,000	2,104,799
Wisconsin Health and Educational Facilities Authority, Revenue Bonds (ProHealth Care, Inc. Obligated Group)	5.00	8/15/2033	2,250,000	2,454,818

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Wisconsin - 1.9% (continued)
Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Refunding (Children's Hospital of Wisconsin, Inc.)	5.00	8/15/2034	1,835,000	2,061,953
				11,570,130
Total Investments (cost $598,716,957)			99.5%	604,664,387
Cash and Receivables (Net)			0.5%	3,224,471
Net Assets			100.0%	607,888,858

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities were valued at $1,060,370 or .17% of net assets.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited) †	Value (%)
Transportation	23.0
Medical	13.9
General	11.9
Education	9.4
Special Tax	9.1
Utilities	8.3
General Obligation	6.9
Water	6.0
Tobacco Settlement	4.0
School District	3.1
Facilities	1.4
Development	1.1
Nursing Homes	.6
Airport	.6
Pollution	.2
Prerefunded	.0
99.5

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	598,716,957	604,664,387
Interest receivable		8,097,098
Receivable for shares of Common Stock subscribed		44,554
Prepaid expenses		17,403
		612,823,442
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		345,920
Cash overdraft due to Custodian		179,753
Payable for investment securities purchased		2,744,750
Payable for shares of Common Stock redeemed		1,546,619
Directors fees and expenses payable		10,700
Accrued expenses		106,842
		4,934,584
Net Assets ($)		607,888,858
Composition of Net Assets ($):
Paid-in capital		595,645,007
Total distributable earnings (loss)		12,243,851
Net Assets ($)		607,888,858
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		45,824,666
Net Asset Value Per Share ($)		13.27

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2018 (Unaudited)

Investment Income ($):
Interest Income	9,768,190
Expenses:
Management fee—Note 3(a)	1,884,265
Shareholder servicing costs—Note 3(b)	314,942
Professional fees	52,027
Directors’ fees and expenses—Note 3(c)	31,005
Registration fees	17,053
Custodian fees—Note 3(b)	6,266
Loan commitment fees—Note 2	6,056
Prospectus and shareholders’ reports	4,307
Miscellaneous	33,370
Total Expenses	2,349,291
Less—reduction in fees due to earnings credits—Note 3(b)	(6,275)
Net Expenses	2,343,016
Investment Income—Net	7,425,174
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,473,854
Net unrealized appreciation (depreciation) on investments	(8,253,625)
Net Realized and Unrealized Gain (Loss) on Investments	(6,779,771)
Net Increase in Net Assets Resulting from Operations	645,403

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	[a]
Operations ($):
Investment income—net	7,425,174	17,136,360
Net realized gain (loss) on investments	1,473,854	4,120,497
Net unrealized appreciation (depreciation) on investments	(8,253,625)	(19,100,441)
Net Increase (Decrease) in Net Assets Resulting from Operations	645,403	2,156,416
Distributions ($):
Distributions to shareholders	(7,531,948)	(21,951,265)
Capital Stock Transactions ($):
Net proceeds from shares sold	10,462,945	29,288,295
Distributions reinvested	6,078,698	17,883,156
Cost of shares redeemed	(45,836,262)	(116,303,615)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(29,294,619)	(69,132,164)
Total Increase (Decrease) in Net Assets	(36,181,164)	(88,927,013)
Net Assets ($):
Beginning of Period	644,070,022	732,997,035
End of Period	607,888,858	644,070,022
Capital Share Transactions (Shares):
Shares sold	786,532	2,144,123
Shares issued for distributions reinvested	456,461	1,315,448
Shares redeemed	(3,444,183)	(8,555,642)
Net Increase (Decrease) in Shares Outstanding	(2,201,190)	(5,096,071)

[a] Distributions to shareholders include $17,095,511 of distributions from net investment income and $4,855,754 distributions from net realized gains.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2018		Year Ended May 31,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	13.41	13.80	14.13	13.87	13.96	14.11
Investment Operations:
Investment income—net[a]	.16	.34	.34	.36	.37	.40
Net realized and unrealized gain (loss) on investments	(.14)	(.29)	(.18)	.36	(.09)	(.00)[b]
Total from Investment Operations	.02	.05	.16	.72	.28	.40
Distributions:
Dividends from investment income—net	(.16)	(.34)	(.34)	(.36)	(.37)	(.39)
Dividends from net realized gain on investments	-	(.10)	(.15)	(.10)	-	(.16)
Total Distributions	(.16)	(.44)	(.49)	(.46)	(.37)	(.55)
Net asset value, end of period	13.27	13.41	13.80	14.13	13.87	13.96
Total Return (%)	.15[c]	.31	1.22	5.27	2.00	2.99
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75[d]	.74	.73	.74	.73	.73
Ratio of net expenses to average net assets	.75[d]	.74	.73	.74	.73	.73
Ratio of net investment income to average net assets	2.36[d]	2.47	2.49	2.61	2.68	2.90
Portfolio Turnover Rate	10.51[c]	14.39	14.47	13.98	19.54	22.74
Net Assets, end of period ($ x 1,000)	607,889	644,070	732,997	787,083	786,381	803,320

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	604,664,387	-	604,664,387

† See Statement of Investments for additional detailed categorizations.

At November 30, 2018, there were no transfers between levels of the fair value hierarchy. It is fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2018 was as follows: tax-exempt income $17,095,511, ordinary income $429,903, and long-term capital gains $4,425,851, respectively. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed long-term open-end funds in an $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to the Dreyfus Floating Rate Income Fund, a series of The Dreyfus/Laurel Funds, Inc. Prior to October 3, 2018, the unsecured credit facility with Citibank, N.A. was $830 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions, interest expense and extraordinary expenses) exceed 1½% of the value of the average daily net assets, the fund may deduct from the fees paid to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended November 30, 2018, there was no expenses reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2018, the fund was charged $192,423 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

redemptions. During the period ended November 30, 2018, the fund was charged $82,935 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2018, the fund was charged $6,266 pursuant to the custody agreement. These fees were offset by earnings credits of $6,266.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2018, the fund was charged $3,819 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $9.

During the period ended November 30, 2018, the fund was charged $6,289 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $301,048, custodian fees $8,693, Chief Compliance Officer fees $5,241 and transfer agency fees $30,938.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2018, amounted to $65,252,789 and $81,382,895, respectively.

At November 30, 2018, accumulated net unrealized appreciation on investments was $5,947,430, consisting of $11,692,947 gross unrealized appreciation and $5,745,517 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5-6, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2018, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group median for all periods, except for the one-, two- and three-year periods when it was below the median, and was at or above the Performance Universe median for all periods except the one-year period when it was below the median. The Board also considered that the fund’s yield performance was at or above the Performance Group median for eight of the ten one-year periods ended September 30th, and above the Performance Universe median for all ten one-year periods ended September 30th. The Board considered the relative proximity of the fund’s total return and yield to the relevant Performance Group and/or Performance Universe median, as applicable, in all periods when performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

For More Information

Dreyfus Intermediate Municipal Bond Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	DITEX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation 0947SA1118

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management    Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Intermediate Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

Bradley J. Skapyak

            President

Date:    January 29, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 25, 2019

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)